Long-Term Investments, Net (Details) - Schedule of long-term investments ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Impairment	¥ (2,750)	$ (399)	¥ (2,750)
Total	1,079	156	923
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”). [Member]
Schedule of Equity Method Investments [Line Items]
Anpac Beijing Health Management Co., Ltd (“Anpac Beijing”).	1,079	156	923
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”) [Member]
Schedule of Equity Method Investments [Line Items]
Jiangsu Anpac Health Management Co., Ltd. (“Jiangsu Anpac”)	¥ 2,750	$ 399	¥ 2,750